Equipment Deposit (Details) - Schedule of Equipment Deposit - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Schedule Of Equipment Deposit Abstract
Carrying value as at January 1	$ 14,260,847	$ 8,350,000
Addition during the year	15,000,000	10,910,847
Disposal to former group companies		(5,000,000)
Provision during the year	(5,000,000)
Carrying value as at end of year	$ 24,260,847	$ 14,260,847